CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts receivables, allowance	$ 342,442	$ 5,626
Accounts payable	39,514,379	42,612,324
Accrued expenses and other current liabilities	19,224,723	18,276,365
Deferred revenue	2,262,223	3,784,866
Income tax payable	6,369,482	6,556,007
Non-current deferred tax liability		10,498
Long-term liabilities	19,260,000	18,660,000
Ordinary shares, par value	$ 0.0000005	$ 0.0000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	1,834,883,063	1,678,097,663
Ordinary shares, shares outstanding	1,834,883,063	1,678,097,663
VIEs [Member]
Accounts payable	39,488,204	42,326,895
Accrued expenses and other current liabilities	15,437,141	9,435,188
Deferred revenue	2,262,223	3,585,350
Income tax payable	322,714	143,740
Non-current deferred tax liability		10,498
Long-term liabilities	$ 19,260,000	$ 18,660,000